Details of Significant Accounts - Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Details of Significant Accounts
Petty cash	$ 1	$ 1
Checking accounts	1,852	1,279
Demand deposits	9,043	11,777
Time deposits	26,000	149,300
Others	272	259
Cash and cash equivalents	$ 37,168	$ 162,616	$ 82,773	$ 80,453